SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Cash Account Trust
DWS Government & Agency Securities     Portfolio
DWS Tax-Exempt Portfolio
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI®International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Equity Sector Strategy Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS ESG Liquidity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government Cash Management Fund
DWS Government Money Market Series
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
Investors Cash Trust
DWS Treasury Portfolio
Deutsche DWS Variable Series I:
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI®International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS CROCI® U.S. VIP
DWS Global Income Builder VIP
DWS Government Money Market VIP
DWS High Income VIP
DWS International Growth VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

On September 1, 2022, the following changes to the funds’ Statements of Additional Information are effective.
The “Functions” disclosure for the Audit Committee under the “PART I: APPENDIX I-B — Board Committees and Meetings section of the funds’ Statements of Additional Information is replaced with the following and any reference to the Valuation Sub-Committee is deleted.
Assists the Board in fulfilling its responsibility for oversight of (1) the integrity of the financial statements, (2) a fund’s accounting and financial reporting policies and procedures, (3) a fund’s compliance with legal and regulatory requirements related to accounting and financial reporting, (4) valuation of fund assets and securities and (5) the qualifications, independence and performance of the independent registered public accounting firm for a fund. Oversees the fund’s valuation designee, who is responsible for valuing a fund’s securities and other assets. The Audit Committee also approves and recommends to the Board the appointment, retention or termination of the independent registered public accounting firm for a fund, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to a fund’s accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate.
The following replaces similar existing disclosure under the ”NET ASSET VALUE“ sub-section in the “PART II: INVESTMENTS” section of the funds’ Statements of Additional Information.
Net Asset Value
Applicable to funds other than money market funds. The net asset value per share of a fund is normally computed as of the close of regular trading on the New York Stock Exchange (Exchange) on each day the Exchange is open for trading (Value Time). The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on
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a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the fund because of higher expenses borne by these classes.
The Board has designated the Advisor as the valuation designee for a fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee values securities and other assets using the methodologies described below.
An equity security is valued at its official closing price on the security’s primary exchange or over-the-counter (OTC) market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (Calculated Mean) on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time.
Debt securities are valued as follows: Money market instruments, including instruments purchased with remaining maturities of 60 days or less, shall be valued based on prices obtained from an approved pricing agent, or if such information is not available, the money market instruments shall be valued using the average of the most recent reliable bid quotations or evaluated prices obtained from two or more broker-dealers. Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors, including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices obtained from a broker-dealer. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the average of the most recent bid quotations or evaluated prices, as applicable, obtained from two or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.
An exchange-traded option contract on securities, currencies and other financial instruments is valued at its official closing price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued as of the Value Time at a price supplied by an approved pricing agent, if available, and otherwise at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price or official close, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the Exchange. For stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 pm Eastern time.
If market quotations for a fund asset are not readily available or if the Advisor believes that the value of a fund asset as determined in accordance with the methodologies above is unreliable, the value of the fund asset is taken to be an amount which, in the opinion of the Advisor’s Pricing Committee, represents fair value. The value of all other holdings is determined in a manner which is intended to fairly reflect the fair value of the asset on the valuation date as determined by the Advisor’s Pricing Committee.
The following paragraph applies to funds that invest in underlying DWS mutual funds. The net asset value of each underlying DWS mutual fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such underlying DWS mutual fund. Shares of each underlying DWS mutual fund in which
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the fund may invest are valued at the net asset value per share of each underlying DWS mutual fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the underlying DWS mutual funds will be calculated and reported to the fund by each underlying DWS mutual fund’s accounting agent.
The following additional paragraphs apply to DWS Equity 500 Index Fund and DWS S&P 500 Index Fund (feeder funds). Each feeder fund pursues its investment objective by investing substantially all of its assets in a master portfolio — the Deutsche DWS Equity 500 Index Portfolio (Portfolio), which has the same investment objective and is subject to the same investment risks as the feeder fund.
Net asset value per share of a feeder fund is determined as of the Value Time separately for each class of shares by dividing the value of the total assets of the feeder fund (i.e., the value of the feeder fund’s investment in the Portfolio and any other assets) attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding.
As of the Value Time, the Portfolio determines its net value (i.e., the value of the Portfolio’s portfolio instruments and any other assets less all liabilities) using the valuation procedures for securities and other assets described above.
Each investor in the Portfolio, including a feeder fund, may add to or reduce its investment in the Portfolio on each day that net asset value of the feeder fund and the Portfolio are computed as described above. At the close of a Value Time, the value of each investor’s beneficial interest in the Portfolio will be determined by multiplying the net value of the Portfolio, determined as provided above, by the percentage, effective for that day, which represents that investor’s share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the Value Time on that day, will then be effected. The percentage of the aggregate beneficial interests in the Portfolio held by each investor in the Portfolio, including a feeder fund, will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the investor’s investment in the Portfolio as of the Value Time on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from such investor’s investment in the Portfolio effected as of the Value Time on such day, and (ii) the denominator of which is the aggregate net value of the Portfolio, determined as provided above, as of the Value Time on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors, including the feeder fund, in the Portfolio. The percentage so determined for a feeder fund will then be applied to determine the value of the feeder fund’s interest in the Portfolio as of the Value Time on the following day that net asset value is determined.
Applicable to money market funds other than DWS Government Money Market Series, DWS Government Cash Management Fund and DWS ESG Liquidity Fund. The net asset value (NAV) per share of a fund is calculated on each day (Valuation Day) on which the fund is open for business as of the time described in the fund’s prospectus. A fund is open for business each day the New York Stock Exchange (Exchange) is open for trading, and the fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is not open or beyond an early Exchange closing time, as described in the fund’s prospectus. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. Although there is no guarantee, a fund’s NAV per share will normally be $1.00.
A fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument.
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The Board has established procedures reasonably designed to stabilize a fund’s NAV per share at $1.00. Under the procedures, the Advisor will monitor and notify the Board of circumstances where a fund’s NAV per share calculated by using market valuations may deviate from the $1.00 per share calculated using amortized cost. If there were any deviation that the Board believed would result in a material dilution or unfair result for investors or existing shareholders, the Board would promptly consider what action, if any, should be initiated. Such actions could include selling assets prior to maturity to realize capital gains or losses; shortening the average maturity of a fund's portfolio; adjusting the level of dividends; redeeming shares in kind; or valuing assets based on market valuations. For example, if a fund’s net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), a fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.
Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In the event market quotations are not readily available for certain portfolio assets, the fair value of such portfolio assets will be determined in good faith by the Advisor’s Pricing Committee based upon input from the Advisor or other third parties.
The following paragraph applies to DWS ESG Liquidity Fund only. The net asset value of shares of the fund is generally calculated on each day the New York Stock Exchange is open for trading, as described in the fund’s prospectuses. The fund generally values its portfolio instruments using information furnished by an independent pricing service or market quotations. Interactive Data Corporation serves as the primary independent pricing service for the fund. In the event pricing service information or market quotations are not available for certain portfolio assets, or when the value of certain portfolio assets is believed to have been materially affected by a significant event, the fair value of such portfolio assets will be determined by the Advisor’s Pricing Committee. The fund will typically value newly acquired securities at cost on date of acquisition, and thereafter using information furnished by an independent pricing service.
Applicable to the following money market fund: DWS Government Money Market Series. The fund pursues its investment objective by investing substantially all of its assets in a master portfolio — the Government Cash Management Portfolio (Portfolio), which has the same investment objective and is subject to the same investment risks as the fund. The net asset value (NAV) per share of the fund is calculated on each day (Valuation Day) on which the fund is open for business as of the time described in the fund’s prospectus. The fund is open for business each day the New York Stock Exchange (Exchange) is open for trading, and the fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is not open or beyond an early Exchange closing time, as described in the fund’s prospectus. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the fund (i.e., the value of the fund’s investment in the Portfolio and any other assets) attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. Although there is no guarantee, the fund’s NAV per share will normally be $1.00.
On each Valuation Day, the Portfolio determines its net value (i.e., the value of the Portfolio’s portfolio instruments and any other assets less all liabilities). The Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.
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Each investor in the Portfolio, including the fund, may add to or reduce its investment in the Portfolio on each Valuation Day. At the close of each such Valuation Day, the value of each investor’s beneficial interest in the Portfolio will be determined by multiplying the net value of the Portfolio, as determined by amortized cost, by the percentage, effective for that day, which represents that investor’s share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The percentage of the aggregate beneficial interests in the Portfolio held by each investor in the Portfolio, including the fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the investor’s investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from such investor’s investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net value of the Portfolio, as determined by amortized cost, as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors, including the fund, in the Portfolio. The percentage so determined for the fund will then be applied to determine the value of the fund’s interest in the Portfolio as of the close of the following Valuation Day.
The Board has established procedures reasonably designed to stabilize the fund’s NAV per share at $1.00. Under the procedures, the Advisor will monitor and notify the Board of circumstances where a fund’s NAV per share calculated based on valuing the fund’s investment in the Portfolio and the fund’s other assets using market valuations may deviate from the $1.00 per share calculated based on valuing a fund’s investment in the Portfolio and the fund’s other assets using amortized cost. If there were any deviation that the Board believed would result in a material dilution or unfair result for investors or existing shareholders, the Board would promptly consider what action, if any, should be initiated. Such actions could include selling assets prior to maturity to realize capital gains or losses; shortening average maturity of the investment portfolio; adjusting the level of dividends; redeeming shares in kind; or valuing assets based on market valuations. For example, if the fund’s net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the fund’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Because a fund invests substantially all of its assets in the Portfolio, certain of these actions could be implemented at the Portfolio level at the discretion of its Board.
Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In the event market quotations are not readily available for certain portfolio assets, the fair value of such portfolio assets will be determined in good faith by the Advisor’s Pricing Committee based upon input from the Advisor or other third parties.
Please Retain This Supplement for Future Reference
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